Equity - Schedule of Non-distributable reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 8,398	€ 7,700	€ 7,678
ING Bank [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	8,397	7,603	7,603
Other [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 0	€ 97	€ 75